INVESTMENTS UNDER EQUITY METHOD	12 Months Ended
Dec. 31, 2012
INVESTMENTS UNDER EQUITY METHOD
10.	INVESTMENTS UNDER EQUITY METHOD

The Investment Trust Plan and Huainan Ninetowns:

In April 2011, the Company acquired the land use rights for a plot of undeveloped land permitted for mixed-use and located in Huainan, Anhui Province of China. The purchase price was approximately RMB258 million (US$39 million) in total of which RMB140 million was paid during the year ended December 31, 2011. The Company intends to develop a mixed-use real estate project tentatively named “Smarter Town” on the land, and also intends to (i) design, develop, construct, market and sell certain retail and residential units, (ii) design and construct an “Internet of Things” exhibition park, and (iii) design and construct a community hospital on such land. The mixed-use land use rights will expire in 40 years and 70 years.

In June 2011, the Company, through its subsidiaries, entered into a series of agreements with respect to certain financing arrangements for the “Smarter Town” project to be developed by Huainan Huacheng, the project company. Pursuant to such agreements, Zhongcheng organized and offered the “2011 Zhongcheng Trust Huainan Ninetowns Investment Trust Plan” (“the Investment Trust Plan”). Pursuant to the terms of the Investment Trust Plan, Zhongcheng issued (i) 150,000,000 preferred trust units for RMB150 million to certain investors and (ii) 160,000,000 ordinary trust units to Beijing Ninetowns Ports, a wholly-owned indirect subsidiary of the Company, in exchange for the assignment by Beijing Ninetowns Ports of certain creditor’s rights for RMB160 million in Huainan Huacheng. To inject the funds raised under the Investment Trust Plan to Huainan Huacheng, Zhongcheng and Beijing Ninetowns Ports entered into a capital increase agreement pursuant to which Zhongcheng made a capital investment of RMB150 million to Huainan Ninetowns, a wholly-owned subsidiary of Beijing Ninetowns Ports and the sole shareholder of Huainan Huacheng. As a result of the capital investment, Zhongcheng and Beijing Ninetowns Ports owned 90% and 10% equity interest, respectively, of Huainan Ninetowns at December 31, 2011. The funds injected to Huainan Ninetowns were injected to Huainan Huacheng through a capital increase by Huainan Ninetowns in December 2011.

In February 2012, the Investment Trust Plan was terminated due to the delay in the development schedule of the “Smarter Town” project. The termination of the Investment Trust Plan was approved at a meeting of the investors who subscribed for the preferred trust units of the Investment Trust Plan and Beijing Ninetowns Ports. As a result of the termination, Zhongcheng transferred the 90% equity interest it held in Huainan Ninetowns to Beijing Ninetowns Ports for no consideration. In addition, Huainan Huacheng repaid the debt of RMB160 million plus interest of approximately RMB13 million to Zhongcheng. The Company intends to continue the development of the “Smarter Town” project and may seek other alternative financing options in the future.

Although the Company through Beijing Ninetowns Ports owned 51.6% of the Investment Trust Plan at December 31, 2011, the non-controlling interest retained veto rights and accordingly the Investment Trust Plan was not consolidated and was instead accounted for using the equity method of accounting. Interest expense related to the Investment Trust Plan during the years ended December 31, 2011 and 2012 was approximately RMB11 million and RMB2 million, respectively.

Subsequent to the termination of the Investment Trust Plan, the land use rights of approximately RMB156.8 million previously recorded in the Trust, were transferred to real estate under development (note 7).

Shouchuang Caifu Ninetowns and Shouchuang Caifu Gengyin:

On October 21, 2011, Beijing Ronghe Zhihui entered into a partnership agreement with Shouchuang Huaxia (Tianjin) Equity Investment Fund Management Co., Ltd. (“Shouchuang Huaxia”) and Shouchuang Caifu Gengyin (Tianjin) Equity Investment Fund Limited Partnership (“Shouchuang Caifu Gengyin”). Pursuant to the partnership agreement, Beijing Ronghe Zhihui and Shouchuang Caifu Gengyin, as the limited partners, and Shouchuang Huaxia, as the general partner, established Shouchuang Caifu Ninetowns (Tianjin) Equity Investment Fund Limited Partnership (“Shouchuang Caifu Ninetowns”), as a limited partnership based in Tianjin, China.

Shouchuang Caifu Ninetowns’s initial capital was expected to be RMB110 million. Through December 31, 2011, Shouchuang Caifu Gengyin and Shouchuang Huaxia each contributed RMB10 million and Beijing Ronghe Zhihui, who is expected to contribute a total of RMB90 million, contributed RMB53 million.

In September 2012, Beijing Ronghe Zhihui contributed an addition of RMB22 million (US$4 million) to Shouchuang Caifu Ninetowns.

In December 2012, Beijing Ronghe Zhihui withdrew RMB10 million (US$2 million) of the capital previously injected to Shouchuang Caifu Ninetowns. As such, Beijing Ronghe Zhihui, who is expected to contribute a total of RMB80 million (US$13 million), has contributed RMB65 million (US$10 million) for a 68.42% equity interest in Shouchuang Caifu Ninetowns as of December 31, 2012. The remaining balance of Beijing Ronghe Zhihui’s capital contribution of RMB15 million, which is at Beijing Ronghe Zhihui’s option, is expected to be contributed by October 31, 2013.

In November 2012, Shouchuang Caifu Gengyin contributed an addition of RMB10 million (US$2 million) to Shouchang Caifu Ninetowns, which increased its investment in Shouchuang Caifu Ninetowns to RMB20 million (US$3 million).

As of December 31, 2011, Beijing Ninetowns Investment had contributed RMB5.94 million of a total commitment of RMB29.7 million for a 29.7% interest in Shouchuang Caifu Gengyin.

In October 2012, Beijing Ninetowns Investment contributed RMB13.96 million (US$2 million) to Shouchuang Caifu Gengyin and increased the total commitment from RMB29.7 million to RMB49.5 million (US$8 million). In December 2012, upon the withdrawal from the partnership of one of the limited partners, Beijing Ninetowns Investment’s interest in Shouchuang Caifu Gengyin increased to 49.5%.

As of December 31, 2012, the Company had a 68.42% direct interest in Shouchuang Caifu Ninetowns and a 10.64% indirect interest in Shouchuang Caifu Ninetowns. As a limited partner, the Company is using the equity method of accounting to account for its investment in Shouchuang Caifu Ninetowns.

On December 21, 2011, Shouchuang Caifu Ninetowns acquired 99% of the equity interests of Binzhou Ruichen Real Estate Development Co., Ltd. (“Binzhou Ruichen”), a limited liability company established in Binzhou, Shandong Province, China. As of December 31, 2011 and 2012, Binzhou Ruichen owns the land use rights for a plot of undeveloped land permitted for residential use and located in Binzhou. The residential land use rights will expire in 70 years.

On June 15, 2012, Beijing Ninetowns Investment acquired a 35% equity interest in Beijing Shouchuang Huaxia Ninetowns Real Estate Development Co., Ltd., or Shouchuang Huaxia Ninetowns Real Estate, for RMB3.5 million of which RMB0.7 million was paid as of December 31, 2012. An additional contribution of RMB2.8 million is expected to be paid on June 13, 2014.

On July 16, 2012, Beijing Ninetowns Investment acquired a 22% equity interest in Beijing Juxin Fugao Investment Management Center Limited Partnership, or Beijing Juxin Fugao, for RMB0.132 million.

The Company’s investments in and equity in the earnings (losses) of its equity method investees is as follows for the years ended December 31, 2011 and 2012:

	The Investment Trust Plan (RMB)	Huainan Ninetowns (RMB)	Shouchuang Caifu Ninetowns (RMB)	Shouchuang Caifu Gengyin (RMB)	Shouchuang Huaxia Ninetowns Real Estate (RMB)	Beijing Juxin Fugao (RMB)	Total (RMB)	Total (US$)
Investment balance at January 1, 2011	—	—	—	—	—	—	—	—
Investment contributions	160,000	10,000	53,000	5,940	—	—	228,940	36,747
Equity earnings	1,475	164	—	—	—	—	1,639	263

Investment balance at December 31, 2011	161,475	10,164	53,000	5,940	—	—	230,579	37,010

Investment contributions	—	—	12,000	13,960	700	132	26,792	4,300
Equity losses	—	—	(254)	(66)	(401)	(88)	(809)	(129)
Termination of the Investment Trust Plan and Transfer of the underlying Real Estate to the Company (note 7)	(161,475)	(10,164)	—	—	—	—	(171,639)	(27,550)

Investment balance at December 31, 2012	—	—	64,746	19,834	299	44	84,923	13,631

At December 31, 2012, there are no significant differences between the carrying amounts of the Company’s equity investments and the underlying equity in the investees’ net assets.